Property and Equipment Textblock	12 Months Ended
Jun. 30, 2011
Property and Equipment [Abstract]
Property and Equipment [Text Block]
8.	Property and Equipment

	June 30, 2011	June 30, 2010
Computer equipment	$1,832,681	$1,161,655
Vehicles	489,200	193,712
Office furniture	379,108	7,800
Leasehold improvements	176,375	35,273
Software	213,727	90,363
Buildings	491,151	-
Plant and machinery	95,933	-
Total cost	$3,678,175	$1,488,803
Less: Accumulated depreciation	(1,365,585)	$(728,545)
Net	$2,312,590	$760,258

Total depreciation expense for the years ended June 30, 2011 and 2010 was $463,521 and $225,325 respectively.